Summary of Significant Accounting Policies (Details) - USD ($)	5 Months Ended		6 Months Ended	10 Months Ended				12 Months Ended
	May 29, 2016	May 18, 2014	Jun. 30, 2017	Oct. 24, 2016	Oct. 24, 2015	Oct. 24, 2014	Oct. 31, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 24, 2013	Feb. 13, 2013	Oct. 31, 2012	Aug. 31, 2012
Related Party Transaction [Line Items]
Restricted cash								$ 5,307,000	$ 7,366,000
Other long-term assets								$ 900,000	900,000
Depreciation method								straight line
Scrap value per light weight ton								$ 360
Vessels estimated useful life								25 years
Interest costs capitalized								$ 0	0	$ 104,000
Assumed time charter rates for asset impairment								10- year average historical one year time charter rates
Assumed annual increase in management fees								3.00%
Utilization rate of fleet								99.60%
Amortization of deferred financing cost								$ 3,905,000	3,501,000	3,183,000
Number of Reporting Units								1
Amortization of dry dock and special survey costs								$ 4,198,000	2,837,000	1,532,000
Accumulated amortization of dry dock and special survey								$ 8,360,000	4,995,000
Number of Reportable Segments								1
Profit sharing arrangement								$ 918,000	7,603,000	32,060,000
Revenue for vessels operating in pooling arrangements, net of expenses								46,626,000	50,832,000	43,406,000
Stock based compensation								$ 57,000	864,000	2,362,000
Share Price								$ 1.18
Navios Midstream
Related Party Transaction [Line Items]
Equity Method Investment, Other than Temporary Impairment			$ 59,104,000
Share Price			$ 9.36
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Series D Convertible Preferred Stock											$ 12,000,000
Fair value of preferred stock											$ 12,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000
Preferred stock - dividend rate percentage								6.00%
Convertible preferred stock - terms of conversion								The Series D Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock had the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock.
Preferred Stock, Redemption Terms								Navios Acquisition was obligated to redeem the Series D Preferred Stock (or converted common shares) at holder’s option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
Common Stock
Related Party Transaction [Line Items]
Stock based compensation, shares								1,774,915
Mandatory conversion at maturity (30 months after issuance) | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock - Conversion price								$ 10
Conversion prior maturity dates | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock - Conversion price								$ 7
Amendment of Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement								May 29, 2018
Amendment of Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,350
Duration of agreement	2 years
Amendment of Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 6,350
Duration of agreement	2 years
Amendment of Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 7,150
Duration of agreement	2 years
Amendment of Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings	$ 9,500
Duration of agreement	2 years
Extended Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		$ 6,000
Extended Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		6,000
Extended Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		7,000
Extended Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings		$ 9,500
Minimum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys								30 months
Maximum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys								60 months
Restricted Stock
Related Party Transaction [Line Items]
Vested during the period				700,005	700,001	699,994
Stock based compensation, shares							2,100,000
Restricted shares - exercise price								$ 1.18
Vesting period							3 years
Restricted stock grant date fair value, total amount							$ 8,379,000	$ 2,094,000
Restricted Stock | Directors and/or officers
Related Party Transaction [Line Items]
Restricted shares outstanding								1,774,915
Stock based compensation								$ 57,000
Compensation cost relating to service conditions of non-vested restricted stock								$ 2,038,000
Restricted stock weighted average period of recognition								4 years
Stock based compensation, shares								1,774,915
Restricted shares - exercise price								$ 1.18
Vesting period								4 years
Employee Stock Option
Related Party Transaction [Line Items]
Stock options vested				500,000	500,000	500,000
Stock options weighted average period of recognition								5 years 9 months 24 days
Restricted shares - exercise price							$ 3.91
Restricted Stock and Employee Stock Option
Related Party Transaction [Line Items]
Stock based compensation								$ 0	$ 864,000	$ 2,362,000